Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 4,217	$ 4,176
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(815)	(752)
Tax-exempt income from securities	(310)	(285)
Tax rate change	29	148
Other	(78)	42
Income taxes (recoveries)	$ 3,043	$ 3,329
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	26.50%	26.50%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(5.10%)	(4.80%)
Tax-exempt income from securities	(1.90%)	(1.80%)
Tax rate change	0.10%	0.90%
Other	(0.50%)	0.30%
Income taxes in Consolidated Statements of Income / effective tax rate	19.10%	21.10%